SCHEDULE OF LOAN RECEIVABLE (Details)											1 Months Ended
		Jun. 25, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Oct. 24, 2025	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Apr. 20, 2025 USD ($)	Mar. 25, 2024	Jan. 01, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Oct. 22, 2025	Sep. 30, 2025 CNY (¥)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 CNY (¥)	May 31, 2025	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	Apr. 30, 2025	Apr. 20, 2025 CNY (¥)	Jun. 25, 2024	May 23, 2024	Apr. 12, 2024	Jan. 01, 2024 CNY (¥)
Short-Term Debt [Line Items]
Total loans			$ 4,661,908			$ 4,741,152					$ 4,741,152
Less: current portion			3,767,896			3,777,909					3,777,909
Loans receivable, non-current			894,012			963,243					963,243
Interest accrued			243,172			153,860					153,860		¥ 1,682,606				¥ 1,093,253
Interest, rate																3.50%				3.50%						4.00%	4.00%
Sichuan TIBO Fluid Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Less: current portion								$ 375,755																¥ 2,600,000
Maturity date					Jun. 30, 2026				Oct. 31, 2026
Interest accrued			53,302			33,239					33,239		368,816				236,180
Interest, rate								3.50%															3.50%	3.50%	8.00%
Debt instrument term								6 months	13 months
Sichuan TIBO Fluid Technology Co Ltd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Oct. 31, 2026
Beijing Youyi Natural Technology Co., Ltd. [Member]
Short-Term Debt [Line Items]
Debt outstanding, repaid			121,398	¥ 840,000		267,398	¥ 1,900,000
Interest accrued						3,035					3,035						21,566
ZJY Technologies [Member]
Short-Term Debt [Line Items]
Less: current portion																		$ 260,138	¥ 1,800,000		$ 14,452	¥ 100,000
Credit facility										$ 3,482,767																		¥ 25,000,000
Interest, rate										3.50%								3.50%	3.50%									3.50%
Debt instrument term										3 years
Beijing Chenghui Shengsi Technology Co., Ltd [Member]
Short-Term Debt [Line Items]
Debt outstanding, repaid			1,464,722	¥ 10,135,000		18,999	¥ 135,000
Interest accrued			115,075			88,384					88,384		¥ 796,254				¥ 628,008
Credit facility														$ 4,527,849	¥ 31,330,000
Debt repaid											3,062,404	¥ 21,190,000
Polar Petroleum Equipment (Shandong) Co., Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[1]		867,127			844,416					844,416
Sichuan TIBO Fluid Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[2]		1,098,361			1,069,596					1,069,596
Jining Eni Energy Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[3]		289,042			281,472					281,472
Xianlong Technology (Beijing) Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[4]		578,085			1,401,731					1,401,731
Beijing Youyi Natural Technology Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[5]		121,398			267,398					267,398
Joseph Petroleum Technology (Beijing) Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[6]					703,680					703,680
Beiiing Chenghui Shengsi Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[7]		1,464,722			18,999					18,999
Accrued Interest Receivable [Member]
Short-Term Debt [Line Items]
Total loans			$ 243,172			$ 153,860					$ 153,860

[1]	On April 13, 2024 and May 23, 2024, China Oil Blue Ocean made two loans of RMB 3,000,000 ($428,119) and RMB 2,000,000 ($285,413), respectively, to a customer, Polar for three years with annual interest of 4%. The loans were restricted for Polar’s operating activities. The outstanding loans were repaid as follows: RMB 4,000,000 ($562,944) in November 2024 and RMB 1,000,000 ($140,736) in December 2024.
[2]	On March 25, 2024, China Oil Blue Ocean lent RMB5,600,000 ($809,319) to Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”). The loan to Sichuan TIBO was for 13 months with an annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Sichuan TIBO repaid RMB 600,000 ($86,713) on January 22, 2025. China Oil Blue Ocean and Sichuan TIBO reached three separate extension agreements on April 20, 2025, October 24, 2025, and June 25, 2026, respectively, pursuant to which the remaining RMB 5 million ($722,606) loan balance was successively extended, with the final maturity date of October 31, 2026.
[3]	On May 1, 2025, China Oil Blue Ocean provided a credit facility of RMB 10 million ($1,445,212) to Eni Energy with annual interest of 3.5% and a term of three years. Eni Energy drew down RMB 2 million ($289,042) from the credit facility on May 16, 2025. Interest accrued on this loan was RMB 65,589 ($9,479) and RMB 30,685 ($4,318) as of March 31, 2026 and September 30, 2025 respectively.
[4]	On May 14, 2025 and September 29, 2025, China Oil Blue Ocean and Xinjiang Breslin made two loans of RMB 7,000,000 ($1,011,648) and RMB 2,960,000 ($427,783) respectively to Xianlong for one year with interest of 3.5%. Xianlong repaid RMB 3 million ($433,564) and RMB 2,960,000 ($427,783) to China Oil Blue Ocean and Xinjiang Breslin in March 2026. The remaining RMB 4 million ($578,085) loan balance was extended to October 31, 2026.
[5]	On May 29, 2025 and June 5, 2025, ZJY Technologies made two loans of RMB 100,000 ($14,452) and RMB 1,800,000 ($260,138) respectively to Beijing Youyi for one year with interest of 3.5%.
[6]	On September 29, 2025, Xinjiang Breslin lent RMB 5,000,000 ($722,606) to Joseph Petroleum for one year with interest of 3.5%. Joseph Petroleum repaid the full principal amount on October 10,2025. Interest accrued on this loan was RMB 5,274 ($762) and RMB 959 ($135) as of March 31, 2026 and September 30, 2025.
[7]	On January 1, 2024, ZJY Technologies provided a credit facility of RMB 25 million ($3,482,767) to Beijing Chenghui Shengsi Technology Co., Ltd (“Beijing Chenghui”) with annual interest of 3.5% and a term of three years. Beijing Chenghui drew down a total of RMB 31.33 million ($4,527,849) from October 2024 to October 2025 and repaid RMB 21.19 million ($3,062,404) in September 2025.